Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014 Security	Dec. 31, 2013
Amortized Cost and Fair Value Debt Securities [Abstract]
Carrying value of pledged securities	$ 137,898	$ 147,625
Number of securities in portfolio with unrealized losses	41